NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME (LOSS) PER SHARE
Schedule of earnings per share, basic and diluted

	For the Year Ended December 31,
	2019	2020	2021

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	(2,183,546)	2,777,592	(524,129)
Accretion on Series B Preferred Shares to redemption value	(366,440)	(242,270)	—
Accretion on Series C Preferred Shares to redemption value	(829,746)	(554,415)	—
Accretion on Series D Preferred Shares to redemption value	(587,753)	(519,201)	—
Accretion on Series D+ Preferred Shares to redemption value	(82,589)	(439,342)	—
Income allocation to participating preferred shares	—	(301,898)	—
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(4,050,074)	720,466	(524,129)

Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	1,378,235,522	2,226,264,859	3,549,121,628
Dilutive effect of the obligation to issue ordinary shares in relation to the acquisition of Zhonghuan	—	6,375,753	—
Adjustments for dilutive share options	—	34,690,279	—
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	1,378,235,522	2,267,330,891	3,549,121,628
Net income (loss) per share attributable to ordinary shareholders:
—Basic	(2.94)	0.32	(0.15)
—Diluted	(2.94)	0.32	(0.15)